Capital risk (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Regulatory Capital Resources

This table shows our regulatory capital.

	2017 £m	2016 £m
CET1 capital	10,620	10,201
AT1 capital	2,762	2,271
Tier 1 capital	13,382	12,472
Tier 2 capital	3,741	3,772
Total regulatory capital	17,123	16,244